Right-of-use assets and lease liabilities (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets And Lease Liabilities
Occupancy expense	$ 50,699	$ 40,318	$ 39,858